Annual Operating Expenses - FidelityMunicipalIncomeFund-AMCIZPRO - FidelityMunicipalIncomeFund-AMCIZPRO - Fidelity Municipal Income Fund	Mar. 01, 2023
Fidelity Advisor Municipal Income Fund - Class A
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.18%
Total annual operating expenses	0.78%
Fidelity Advisor Municipal Income Fund - Class M
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual operating expenses	0.77%
Fidelity Advisor Municipal Income Fund - Class C
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.16%
Total annual operating expenses	1.51%
Fidelity Advisor Municipal Income Fund - Class I
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.54%
Fidelity Advisor Municipal Income Fund - Class Z
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.42%